UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22447

EQUINOX FUNDS TRUST
 (Exact name of registrant as specified in charter)

47 Hulfish Street, Suite 510
Princeton, New Jersey 08542
 (Address of principal executive offices) (Zip code)

Javier Jimenez
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741
 (Name and address of agent for service)

(609) 430-0404
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2018

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2018 (Unaudited)

U.S. TREASURY NOTES - 78.9%
Principal		Value
$50,000,000	1.25%, 11/30/2018	$49,830,078
30,000,000	1.50%, 02/28/2019	29,855,273
80,000,000	1.50%, 03/31/2019	79,550,000
12,000,000	1.625%, 07/31/2019	11,902,734
12,000,000	1.50%, 10/31/2019	11,852,578
12,000,000	1.25%, 01/31/2020	11,771,953
12,000,000	1.50%, 04/15/2020	11,788,125
	Total U.S. Treasury Notes
	(Cost $206,799,765)	206,550,742

	Total Investments -78.9%
	(Cost $206,799,765) (a)	206,550,742

	Other Assets in Excess of Liabilities - 21.1%	55,360,061

	TOTAL NET ASSETS - 100.0%	$261,910,803

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $206,799,765 and differs from market value by net unrealized depreciation of securities as follows:

Unrealized Appreciation:	$-
Unrealized Depreciation:	(249,023)
Net Unrealized Depreciation:	$(249,023)

FORWARD CURRENCY CONTRACTS (b)

Settlement Date	Currency Received	Receive Amount	USD Value June 30, 2018	Currency Delivered	Pay Amount	USD Value June 30, 2018	Unrealized Appreciation/ (Depreciation)
9/19/18	AUD	66,950,000	$49,558,758	USD	50,046,041	$50,046,041	$(487,283)
9/19/18	BRL	7,300,000	1,867,445	USD	1,944,489	1,944,489	(77,044)
9/19/18	CAD	40,550,000	30,888,460	USD	31,102,615	31,102,615	(214,155)
9/19/18	CHF	7,350,000	7,476,049	USD	7,459,384	7,459,384	16,665
9/19/18	CNH	19,100,000	2,869,938	USD	2,980,702	2,980,702	(110,764)
9/19/18	COP	2,520,000,000	856,434	USD	871,882	871,882	(15,448)
9/19/18	CZK	36,400,000	1,643,610	USD	1,646,427	1,646,427	(2,817)
9/19/18	EUR	48,700,000	57,231,993	USD	57,108,523	57,108,523	123,470
9/19/18	GBP	40,750,000	53,980,111	USD	54,365,883	54,365,883	(385,772)
9/19/18	HUF	1,494,000,000	5,323,951	USD	5,396,850	5,396,850	(72,899)
9/19/18	IDR	1,050,000,000	72,455	USD	71,872	71,872	583
9/19/18	INR	82,000,000	1,185,051	USD	1,203,781	1,203,781	(18,730)
9/19/18	JPY	5,292,000,000	48,079,158	USD	48,353,759	48,353,759	(274,601)
9/19/18	KRW	690,000,000	620,900	USD	647,119	647,119	(26,219)
9/19/18	MXN	221,400,000	11,002,817	USD	10,687,921	10,687,921	314,896
9/19/18	NOK	75,900,000	9,350,387	USD	9,412,689	9,412,689	(62,302)
9/19/18	NZD	36,000,000	24,384,792	USD	25,264,298	25,264,298	(879,506)
9/19/18	PHP	27,750,000	517,947	USD	522,076	522,076	(4,129)
9/19/18	PLN	6,750,000	1,804,508	USD	1,845,863	1,845,863	(41,355)
9/19/18	RUB	40,000,000	631,529	USD	637,068	637,068	(5,539)
9/19/18	SEK	121,350,000	13,635,423	USD	13,925,613	13,925,613	(290,190)
9/19/18	SGD	7,956,000	5,849,794	USD	5,979,999	5,979,999	(130,205)
9/19/18	TRY	15,375,000	3,230,171	USD	3,237,384	3,237,384	(7,213)
9/19/18	TWD	15,750,000	519,710	USD	530,587	530,587	(10,877)
9/19/18	USD	97,326,271	97,326,271	AUD	129,150,000	95,601,398	1,724,873
9/19/18	USD	7,576,788	7,576,788	BRL	28,900,000	7,393,038	183,750
9/19/18	USD	86,917,665	86,917,665	CAD	112,750,000	85,885,916	1,031,749
9/19/18	USD	17,799,854	17,799,854	CHF	17,450,000	17,749,258	50,596
9/19/18	USD	6,045,483	6,045,483	CNH	39,800,000	5,980,289	65,194
9/19/18	USD	1,993,833	1,993,833	COP	5,820,000,000	1,977,955	15,878
9/19/18	USD	4,425,355	4,425,355	CZK	96,000,000	4,334,795	90,560
9/19/18	USD	91,924,873	91,924,873	EUR	77,750,000	91,371,405	553,468
9/19/18	USD	73,080,373	73,080,373	GBP	54,600,000	72,326,726	753,647
9/19/18	USD	8,585,765	8,585,765	HUF	2,310,000,000	8,231,811	353,954
9/19/18	USD	316,603	316,603	IDR	4,550,000,000	313,974	2,629
9/19/18	USD	1,998,420	1,998,420	INR	138,000,000	1,994,354	4,066
9/19/18	USD	107,424,120	107,424,120	JPY	11,772,000,000	106,951,596	472,524
9/19/18	USD	4,380,499	4,380,499	KRW	4,785,000,000	4,305,807	74,692
9/19/18	USD	11,373,841	11,373,841	MXN	235,500,000	11,703,538	(329,697)
9/19/18	USD	17,310,004	17,310,004	NOK	139,800,000	17,222,453	87,551
9/19/18	USD	56,887,573	56,887,573	NZD	81,750,000	55,373,799	1,513,774
9/19/18	USD	5,729,177	5,729,177	PHP	306,000,000	5,711,420	17,757
9/19/18	USD	2,418,236	2,418,236	PLN	8,775,000	2,345,860	72,376
9/19/18	USD	2,218,745	2,218,745	RUB	141,000,000	2,226,140	(7,395)
9/19/18	USD	44,628,483	44,628,483	SEK	386,700,000	43,451,323	1,177,160
9/19/18	USD	8,776,062	8,776,062	SGD	11,883,000	8,737,192	38,870
9/19/18	USD	1,556,853	1,556,853	TRY	7,650,000	1,607,207	(50,354)
9/19/18	USD	11,518,051	11,518,051	TWD	340,650,000	11,240,583	277,468
9/19/18	USD	10,297,836	10,297,836	ZAR	137,200,000	9,893,841	403,995
9/19/18	ZAR	127,200,000	9,172,716	USD	9,369,683	9,369,683	(196,967)
9/20/18	CLP	140,000,000	214,252	USD	219,450	219,450	(5,198)
9/20/18	ILS	7,125,000	1,959,285	USD	1,992,837	1,992,837	(33,552)
9/20/18	USD	5,265,266	5,265,266	CLP	3,340,000,000	5,111,436	153,830
9/20/18	USD	8,912,202	8,912,202	ILS	31,650,000	8,703,352	208,850
	Net Unrealized Appreciation on Forward Currency Contracts	$6,044,614

(b) UBS is the counterparty to all contracts.

FUTURES CONTRACTS
Number of Contracts	Description	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Futures Contracts
343	90-Day Bank Accepted Bills Future	Dec-18	$252,591,502	$7,392
1,467	90-Day Eurodollar Future	Sep-19	356,040,900	(222,583)
73	Coffee 'C' Future (c)	Sep-18	3,150,863	73,561
830	Corn Future (c)	Sep-18	14,919,250	1,024,180
17	Feeder Cattle Future (c)	Aug-18	1,286,263	(66,275)
3	German Stock Index Future	Sep-18	1,078,041	2,097
72	Gold 100 oz. Future (c)	Aug-18	9,032,400	158,936
197	Hard Red Winter Wheat Future (c)	Sep-18	4,811,725	118,597
37	Lean Hogs Future (c)	Aug-18	1,131,460	(22,439)
144	Live Cattle Future (c)	Aug-18	6,147,360	(250,335)
174	London Metal Exchange Copper Future (c)	Sep-18	28,831,800	1,036,074
98	London Metal Exchange Nickel Future (c)	Sep-18	8,757,966	138,890
130	London Metal Exchange Primary Aluminum Future (c)	Sep-18	6,928,188	331,261
232	London Metal Exchange Zinc Future (c)	Sep-18	16,570,600	539,843
147	Platinum Future (c)	Oct-18	6,304,095	108,834
58	Silver Future (c)	Sep-18	4,697,420	13,905
163	Soybean Future (c)	Nov-18	7,172,000	131,595
639	Soybean Oil Future (c)	Dec-18	11,402,316	502,244
312	U.S. 10-Year Treasury Note Future	Sep-18	37,498,500	(150,769)
1,182	U.S. 2-Year Treasury Note Future	Sep-18	250,380,845	(136,369)
752	U.S. 5-Year Treasury Note Future	Sep-18	85,440,125	(213,538)
3	U.S. Ultra Long Term Treasury Bond Future	Sep-18	478,688	(7,162)
286	Wheat Future (c)	Sep-18	7,167,875	37,066
				3,155,005

Long Futures Contracts
1,220	3-Month Euro (EURIBOR) Interest Rate Future	Sep-19	$356,891,780	$29,454
719	90-Day Sterling Future	Sep-19	117,355,125	9,546
94	Amsterdam Exchanges Index Future	Jul-18	12,110,194	(181,363)
194	Australian 10-Year Treasury Bond Future	Sep-18	18,572,417	7,462
424	Australian 3-Year Treasury Bond Future	Sep-18	34,937,508	35,146
376	Bank Accept Future	Sep-18	70,100,483	(41,543)
234	Brent Crude Future (c)	Oct-18	18,453,240	925,388
139	CAC 40 10 Euro Future	Jul-18	8,636,469	(89,716)
122	Canadian 10-Year Government Bond Future	Sep-18	12,686,738	(18,911)
46	Cocoa Future (c)	Sep-18	1,155,520	30,801
121	Copper Future (c)	Sep-18	8,972,150	(249,218)
42	Cotton No. 2 Future (c)	Dec-18	1,762,320	(7,657)
174	Crude Oil Future (c)	Aug-18	12,902,100	1,138,729
64	E-mini Dow Future	Sep-18	7,764,800	(268,443)
166	E-Mini Russell 2000 Index Future	Sep-18	13,674,250	(305,194)
41	E-mini S&P 500 Future	Sep-18	5,579,280	(28,656)
60	E-mini S&P MidCap 400 Future	Sep-18	11,736,600	(234,456)
116	Euro STOXX 50 Future	Sep-18	4,593,617	(12,702)
399	Euro-BOBL Future	Sep-18	61,584,975	143,428
51	Euro-BTP Italian Government Bond Future	Sep-18	7,578,143	(30,132)
471	Euro-Bund Future	Sep-18	89,408,100	721,322
84	Euro-BUXL 30-Year Bond Future	Sep-18	17,431,538	243,549
307	Euro-OAT Future	Sep-18	55,404,912	584,314
25	Euro-Schatz Future	Sep-18	3,272,325	(550)
171	FTSE 100 Index Future	Sep-18	17,154,840	25,299
38	FTSE/JSE Top 40 Index Future	Sep-18	1,431,797	6,154
18	FTSE/MIB Index Future	Sep-18	2,266,843	(36,897)
81	Gasoline RBOB Future (c)	Aug-18	7,318,382	242,740
6	Hang Seng Index Future	Jul-18	1,098,425	16,914
59	IBEX 35 Index Future	Jul-18	6,615,667	(128,246)

153	Japanese 10-Year Government Bond Future	Sep-18	208,449,804	268,638
225	London Metal Exchange Copper Future (c)	Sep-18	37,282,500	(1,559,715)
248	London Metal Exchange Nickel Future (c)	Sep-18	22,163,016	391,945
172	London Metal Exchange Primary Aluminum Future (c)	Sep-18	9,166,525	(698,913)
300	London Metal Exchange Zinc Future (c)	Sep-18	21,427,500	(1,789,698)
303	Long Gilt Future	Sep-18	49,209,708	254,044
137	Low Sulphur Gas Oil Future (c)	Aug-18	9,271,475	280,014
258	MSCI Taiwan Stock Index Future	Jul-18	10,000,080	133,600
29	NASDAQ 100 E-mini Future	Sep-18	4,098,715	(79,906)
235	Natural Gas Future (c)	Aug-18	6,871,400	(130,519)
53	Nikkei 225 Future	Sep-18	10,670,370	(179,897)
90	NY Harbor ULSD Future (c)	Aug-18	8,352,666	171,671
88	OMXS30 Index Future	Jul-18	1,533,681	(5,086)
5	Palladium Future (c)	Sep-18	475,450	(27,102)
178	S&P/Toronto Stock Exchange 60 Index Future	Sep-18	26,085,635	114,771
130	SGX MSCI Singapore Index Future	Jul-18	3,492,110	18,755
125	Soybean Meal Future (c)	Dec-18	4,123,750	(384,339)
202	SPI 200 Index Future	Sep-18	22,976,629	328,617
312	Sugar No. 11 Future (c)	Oct-18	4,280,640	(87,136)
63	Tokyo Price Index Future	Sep-18	9,847,040	(255,774)
96	U.S. Treasury Long Bond Future	Sep-18	13,920,000	2,646
				(706,822)

Net Unrealized Appreciation on Futures Contracts	$2,448,183

(c) Position held in wholly-owned subsidiary organized in the Cayman Islands, and consolidated for financial reporting purposes.

Consolidation of Subsidiary – The Consolidated Portfolio of Investments of the Equinox Campbell Strategy Fund (the “Fund”) includes the holdings of Equinox Campbell Strategy Fund Limited (the “Subsidiary”). The Subsidiary is a wholly-owned and controlled foreign corporation.

The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary as of June 30, 2018, were $8,797,556 which represented 3.35% of the Fund’s net assets.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. U.S. generally accepted accounting principles establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, repayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

It is the Fund’s policy to record transfers between levels at the end of the reporting period. There were no transfers between levels during the period. The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Equinox Funds Trust

By /s/ Robert J. Enck
  Robert J. Enck, Principal Executive Officer

Date     8/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Enck
  Robert J. Enck, Principal Executive Officer

Date      8/20/2018

By  /s/ Laura Latella
   Laura Latella, Principal Financial Officer

Date     8/14/2018